UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%
	Shares	Value

CONSUMER DISCRETIONARY — 12.8%
ANN INC*	351,600	$11,915,724
Black Diamond*	488,000	5,045,920
Bob Evans Farms	333,400	16,943,388
Children’s Place Retail Stores*	260,200	14,061,208
Crocs*	605,300	8,274,451
Finish Line, Cl A	519,900	11,572,974
Group 1 Automotive	206,800	15,052,972
Hillenbrand	440,400	10,917,516
Insight Enterprises*	664,700	14,217,933
Jos A Bank Clothiers*	162,750	6,649,965
Matthews International, Cl A	286,500	11,081,820
MDC Holdings	111,100	3,515,204
Men’s Wearhouse	458,300	18,299,919
Standard Parking*	480,400	11,058,808
Stoneridge*	481,400	5,815,312
WMS Industries*	378,600	9,748,950

		174,172,064

CONSUMER STAPLES — 0.9%
Snyders-Lance	385,900	12,213,735

ENERGY — 5.0%
Bonanza Creek Energy	320,800	13,069,392
Carrizo Oil & Gas*	407,600	12,908,692
Key Energy Services*	1,930,000	12,236,200
Natural Gas Services Group*	215,700	5,252,295
Oceaneering International	169,500	13,744,755
Unit*	257,700	11,617,116

		68,828,450

FINANCIAL SERVICES — 22.5%
Ameris Bancorp*	850,128	16,364,964
BancorpSouth	47,800	939,270
Bank of Kentucky Financial	104,500	2,868,525
Berkshire Hills Bancorp	316,200	8,252,820
Boston Private Financial Holdings	890,300	9,837,815
Brandywine Realty Trust†	491,130	6,846,352
Bryn Mawr Bank	388,700	10,868,052
Campus Crest Communities†	980,000	11,123,000
CubeSmart†	571,600	9,259,920
CVB Financial	669,685	8,766,177
DuPont Fabros Technology†	576,300	13,203,033
Enterprise Financial Services	366,200	6,785,686
Excel Trust†	886,200	11,502,876
Financial Institutions	178,600	3,595,218
First Financial Holdings	82,700	4,584,888
First of Long Island	161,600	5,814,368
Flushing Financial	543,100	10,297,176
FNB	881,100	11,137,104
Fortegra Financial*	417,800	2,820,150
Hancock Holding	272,600	8,930,376
Hanover Insurance Group	140,300	7,552,349
Heritage Financial	473,400	7,522,326
HFF, Cl A	370,000	7,770,000
Jack Henry & Associates	216,600	10,461,780
Kite Realty Group Trust†	1,275,700	7,360,789
Lexington Realty Trust†	662,541	8,308,264
Mack-Cali Realty†	111,000	2,670,660
Meadowbrook Insurance Group	421,710	3,200,779
Navigators Group*	123,200	7,140,672

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
Park Sterling	346,700	$2,322,890
Parkway Properties†	221,100	3,869,250
Pebblebrook Hotel Trust†	463,500	12,352,275
ProAssurance	167,200	8,950,216
Prosperity Bancshares	239,200	14,117,584
Selective Insurance Group	202,500	4,951,125
Susquehanna Bancshares	491,731	6,540,022
Trico Bancshares	297,100	6,435,186
United Financial Bancorp	628,500	9,810,885
Univest Corp of Pennsylvania	115,200	2,337,408
Waddell & Reed Financial, Cl A	176,700	9,022,302

		306,494,532

HEALTH CARE — 7.6%
Bio-Rad Laboratories, Cl A*	155,100	18,920,649
Charles River Laboratories International*	239,000	10,884,060
CONMED	352,700	11,568,560
Hanger Orthopedic Group*	536,100	19,792,812
HealthSouth	170,900	5,564,504
Hill-Rom Holdings	176,800	6,553,976
Owens & Minor	144,200	5,185,432
Sirona Dental Systems*	132,400	9,347,440
WellCare Health Plans*	253,400	15,465,002

		103,282,435

INDUSTRIALS — 2.0%
Altra Holdings	556,400	13,876,616
Kforce	190,000	3,169,200
MYR Group*	500,000	10,800,000

		27,845,816

INFORMATION TECHNOLOGY — 1.8%
Electro Scientific Industries	997,950	11,326,733
WEX*	156,500	13,606,110

		24,932,843

MATERIALS & PROCESSING — 15.5%
ABM Industries	547,100	14,169,890
Aptargroup	255,600	14,924,484
Belden CDT	296,900	17,401,309
Brady, Cl A	357,000	11,877,390
Carpenter Technology	311,600	16,290,448
Consolidated Graphics*	349,200	18,713,628
HB Fuller	372,900	14,971,935
Innophos Holdings	279,200	13,915,328
Koppers Holdings	323,400	12,499,410
Kraton Performance Polymers*	508,300	10,318,490
OM Group*	417,900	12,900,573
Omnova Solutions*	1,417,700	11,426,662
Rogers*	303,700	16,891,794
United Stationers	444,500	18,397,855

US Silica Holdings	251,900	6,095,980

		210,795,176

PRODUCER DURABLES — 18.2%
Actuant, Cl A	474,900	16,768,719
Albany International, Cl A	456,100	15,740,011
Briggs & Stratton	621,300	12,581,325
CBIZ*	1,281,100	9,300,786
Celadon Group	426,800	8,582,948
Compass Diversified Holdings	866,500	15,276,395
ESCO Technologies	345,900	11,978,517

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value

PRODUCER DURABLES — continued
Esterline Technologies*	164,800	$13,421,312
Granite Construction	344,800	10,430,200
Heartland Express	429,900	6,328,128
II-VI*	234,500	4,145,960
Kaman	256,500	9,711,090
Littelfuse	164,400	13,150,356
Measurement Specialties*	137,100	6,824,838
Methode Electronics	1,038,900	19,624,821
Michael Baker	338,300	13,667,320
Moog, Cl A*	128,500	7,226,840
Navigant Consulting*	78,700	1,056,154
Orbital Sciences*	883,900	16,387,506
Regal-Beloit	195,100	12,619,068
Triumph Group	203,600	15,974,456
Werner Enterprises	269,400	6,481,764

		247,278,514

TECHNOLOGY — 10.5%
ATMI*	704,300	17,501,855
Black Box	174,500	4,721,970
Coherent	164,300	9,312,524
Emulex*	1,327,800	10,635,678
FormFactor*	733,800	5,334,726
GSI Group*	1,164,400	9,792,604
Harmonic*	1,442,200	11,047,252
Integrated Device Technology*	2,299,500	20,718,495
IXYS	1,164,500	13,088,980
Jabil Circuit	429,600	9,876,504
ON Semiconductor*	1,151,720	9,490,173
Oplink Communications*	409,800	8,257,470
Plantronics	283,800	13,193,862

		142,972,093

UTILITIES — 1.6%
IDACORP	272,100	14,358,717
UNS Energy	136,700	6,951,195

		21,309,912

TOTAL COMMON STOCK (Cost $965,836,336)		1,340,125,570

CASH EQUIVALENT — 2.5%
Dreyfus Treasury Prime Cash Management, 0.000%, (A) (Cost $34,189,027)	34,189,027	34,189,027

TOTAL INVESTMENTS — 100.9% (Cost $1,000,025,363)‡		$1,374,314,597

Percentages are based on Net Assets of $1,361,558,031.

(A)	The rate shown is the 7-day effective yield as of July 31, 2013.

*	Non-income producing security.

†	Real Estate Investment Trust

‡	At July 31, 2013, the tax basis cost of the Portfolio’s investments was $1,000,025,363, and the unrealized appreciation and depreciation were $407,084,774 and $(32,795,540), respectively.

Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2013 (Unaudited)

As of July 31, 2013, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013